Derivative Liabilities - Schedule of derivative liabilities (Detail) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summarized derivative liability	-
Opening balance		$ 76	$ 1,117	$ 1,117	$ 61,228
Change in fair value of warrants		189	(852)	925,270
Reclassification to equity upon amendment of warrants				(433,503)	(60,111)
Reclassification to equity upon exercise of warrants				492,884
Closing balance		265	265		1,117
Less current portion	$ 0	0	0	$ 0	0
Long term portion		$ 265	$ 265		$ 1,117